Lease liabilities - Summary of lease liabilities demonimated by currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 134,074	¥ 120,377	¥ 72,221
Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 57,638		¥ 9,727
Fixed interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	1.75%		1.75%
Fixed interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	5.03%		5.03%
Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 76,436		¥ 62,494
Floating interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	0.00%		0.00%
Floating interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	5.22%		5.80%
USD [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 65,903		¥ 26,867
USD [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	50,568		8,630
USD [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	15,335		18,237
JPY [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	1,282		1,457
JPY [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	10		0
JPY [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	1,272		1,457
RMB [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	63,123		39,726
RMB [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	7,023		1,097
RMB [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	56,100		38,629
EURO [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	3,550		3,927
EURO [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	15		0
EURO [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	3,535		3,927
Other currencies [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	216		244
Other currencies [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	22		0
Other currencies [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 194		¥ 244